Annual Fund Operating Expenses - Schwab 1000 Index Fund - Schwab 1000 Index Fund	Feb. 28, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.05%